Average Annual Total Returns		12 Months Ended	60 Months Ended	62 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	15.24%
FT Vest U.S. Equity Deep Buffer ETF - August
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	5.30%	5.54%
Performance Inception Date	Nov. 06, 2019
FT Vest U.S. Equity Deep Buffer ETF - August | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.23%	5.30%	5.54%
FT Vest U.S. Equity Deep Buffer ETF - August | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.24%	4.13%	4.33%